owners' equity (Tables)	6 Months Ended
Jun. 30, 2025
owners' equity
Schedule of authorized share capital

	June 30,		December 31,
As at	2025		2024
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Schedule of changes in ownership interest

	Economic interest [1]		Voting interest [1]
	2025	2024	2025	2024
Interest in TELUS International (Cda) Inc., beginning of period	57.6%	56.0%	87.0%	85.4%
Effect of
Share-based compensation and other	(0.6)	(0.2)	(0.1)	—
Non-controlling interests conversion of multiple voting shares to subordinate voting shares	—	—	—	1.3
Interest in TELUS International (Cda) Inc., end of period	57.0%	55.8%	86.9%	86.7%

1	Our economic and voting interests differ due to the voting rights associated with the multiple voting shares held by TELUS Corporation.

Schedule of summarized financial information of Subsidiary

	June 30,	June 30,	December 31,
As at, or for the periods ended, (millions) [1]	2025	2024	2024
Statement of financial position [1]
Current assets	$1,574		$1,437
Non-current assets	$5,021		$5,493
Current liabilities	$1,763		$1,477
Non-current liabilities	$2,520		$2,639
Statement of income and other comprehensive income
THREE-MONTH
Revenue and other income	$966	$936
Net income (loss)	$(376)	$(5)
Comprehensive income (loss)	$(504)	$19
SIX-MONTH
Revenue and other income	$1,928	$1,860
Net income (loss)	$(411)	$33
Comprehensive income (loss)	$(516)	$102
Statement of cash flows
THREE-MONTH
Cash provided by operating activities	$43	$125
Cash used by investing activities	$(43)	$(38)
Cash used by financing activities	$8	$(88)
SIX-MONTH
Cash provided by operating activities	$102	$250
Cash used by investing activities	$(82)	$(72)
Cash provided (used) by financing activities	$(68)	$(143)

1	As required by IFRS Accounting Standards, this summarized financial information excludes inter-company eliminations.